Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	$ 1,705.0		$ 2,024.0
Securitized Transition Assets	$ 1,486.1		1,749.9
Percentage of Ownership of Allegheny Series by a Nonaffiliated Company	100.00%
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell	$ 28.0		29.0		$ 32.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	170.6		165.3
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	1.1		1.9
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	171.7		167.2
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	31.8		41.8
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	97.3		83.9
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	42.6		41.5
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	171.7		167.2
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Proceeds from Partnership Contribution	45.0		47.0
Transource Energy [Member] | Current Assets [Member]
ASSETS
Assets	16.3		10.8
Transource Energy [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	313.0		227.2
Transource Energy [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	5.4		5.5
Transource Energy [Member] | Total Assets [Member]
ASSETS
Assets	334.7		243.5
Transource Energy [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	31.7		36.6
Transource Energy [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	134.4		113.0
Transource Energy [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	168.6		93.9
Transource Energy [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	334.7		243.5
AEP Renewables [Member] | Current Assets [Member]
ASSETS
Assets	0.0
AEP Renewables [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	130.4
AEP Renewables [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	9.0
AEP Renewables [Member] | Total Assets [Member]
ASSETS
Assets	139.4
AEP Renewables [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	126.7
AEP Renewables [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	11.3
AEP Renewables [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1.4
AEP Renewables [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 139.4
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides	5.00%
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings	20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	$ 945.7		925.7
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
AEP Credit, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	10.3		6.4
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	956.0		932.1
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	877.4		855.1
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.6		0.3
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	78.0		76.7
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 956.0		932.1
PATH West Virginia Transmission Co, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of Debt Capital Structure in PATH's Stipulation Agreement	50.00%
Percentage of Equity Capital Structure in PATH's Stipulation Agreement	50.00%
Percentage of Cost of Long Term Debt for PATH's Stipulation Agreement	4.70%
Percentage of PATH WV's Lowered Authorized ROE	8.11%
Percentage of PATH WV's Previously Authorized ROE	10.40%
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	$ 18.8		18.8
Maximum Exposure	18.8		18.8
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	(2.3)		2.2
Maximum Exposure	(2.3)		2.2
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	16.5		21.0
Maximum Exposure	16.5		21.0
AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	1,200.0		1,500.0
Securitized Transition Assets	1,100.0		1,300.0
AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets	184.8		234.1
AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
AEP Texas Central Transition Funding Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	1,149.4	[1]	1,365.7	[2]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	61.1		68.2
AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets	1,334.2		1,599.8
AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	251.9		291.7
AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,064.2		1,290.0
AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	18.1		18.1
AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 1,334.2		1,599.8
Great Plains Energy Inc. [Member] | Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage	13.50%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced	50.00%
Appalachian Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	$ 318.9		341.5
Securitized Transition Assets	305.3		328.0
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	244.2		227.5		216.5
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	36.7		25.8
Maximum Exposure	36.7		25.8
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	319.0		342.0
Securitized Transition Assets	305.0		328.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Assets [Member]
ASSETS
Assets	20.2		18.5
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	309.0	[3]	332.0	[4]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	3.7		4.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Assets [Member]
ASSETS
Assets	329.2		350.5
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	27.3		27.1
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	300.6		321.5
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1.3		1.9
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	329.2		350.5
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals) [Abstract]
Payments Made by I&M to DCC Fuel	101.0		115.0		109.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets	135.5		91.1
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	233.9		159.9
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	116.2		84.6
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets	485.6		335.6
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	131.3		84.8
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	354.3		250.8
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.0		0.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	485.6		335.6
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	147.7		139.5		133.2
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	229.0		232.0		268.0
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	24.2		16.6
Maximum Exposure	24.2		16.6
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	22.0		17.0
Ohio Power Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	140.2		185.3
Securitized Transition Assets	62.1		85.9
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	181.1		177.8		169.0
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	28.1		23.3
Maximum Exposure	28.1		23.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	140.0		185.0
Securitized Transition Assets	62.0		86.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Assets [Member]
ASSETS
Assets	30.3		31.2
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0		0.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	117.1	[5]	162.0	[6]
Variable Interest Entities (Textuals) [Abstract]
Intercompany Item Eliminated in Consolidation	55.0		76.1
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Assets [Member]
ASSETS
Assets	147.4		193.2
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	47.5		47.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	98.6		144.6
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1.3		1.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	147.4		193.2
Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	111.0		107.3		101.4
Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	16.0		12.6
Maximum Exposure	16.0		12.6
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	162.0		152.0		151.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets	60.2		61.7
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	112.0		147.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	89.8		61.8
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets	262.0		270.5
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	26.3		47.7
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	235.3		222.3
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.4		0.5
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	262.0		270.5
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	$ 65.0		93.0		56.0
Percentage of VIE Sales of Lignite Produced	50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC	100.00%
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	$ 7.6		7.6
Maximum Exposure	7.6		7.6
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	15.7		7.7
Maximum Exposure	15.7		7.7
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Guarantee Of Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0.0		0.0
Maximum Exposure	91.3		82.9
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	23.3		15.3
Maximum Exposure	114.6		98.2
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	147.0		141.4		$ 140.3
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	21.8		16.4
Maximum Exposure	$ 21.8		$ 16.4
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage Interest in Rockport Plant Unit 2 Lease	50.00%
AEP Generating Co [Member] | Lawrenceburg Generating Station [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	100.00%
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage	86.50%

[1]	Includes an intercompany item eliminated in consolidation of $61.1 million.
[2]	Includes an intercompany item eliminated in consolidation of $68.2 million.
[3]	Includes an intercompany item eliminated in consolidation of $3.7 million.
[4]	Includes an intercompany item eliminated in consolidation of $4 million.
[5]	Includes an intercompany item eliminated in consolidation of $55 million.
[6]	Includes an intercompany item eliminated in consolidation of $76.1 million.